Time Deposits - Maturities of Time Deposits (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Time Deposits
2025	$ 149,087
2026	17,072
2027	959
2028	260
2029	71
Thereafter	235
Time deposits maturities, after next twelve months	$ 167,684